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LORI ZEDECK

lori.zedeck@dechert.com

+1 212 649 8763 Direct

+1 212 698 3599 Fax

October 25, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (“Registrant”)
File Nos. 333-200933 and 811-23013
Post-Effective Amendment No. 137

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 137 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 140 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Shares of the Goldman Sachs Access Ultra Short Bond ETF, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-698-8763.

Sincerely,

/s/ Lori Zedeck

Lori Zedeck